October 10, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Rule 24f-2 Notice for Salomon Brothers Opportunity Fund Inc
	   (Registration Statement File Nos. 2-63023 and 811-2884)

Gentlemen:

	Salomon Brothers Opportunity Fund Inc (the "Company") hereby notifies the Securities and Exchange Commission pursuant to Rule 24f-2 under Investment Company Act of 1940 of the following information:

	1.	Fiscal year for which notice is filed:

		Year ended August 31, 1995

	2.	Number of shares of Common Stock, par value $.01 per share, which
have 			been registered under the Securities Act of 1933 other than
pursuant to 			Rule 24f-2, but which remained unsold at the
beginning of the fiscal year 			for which this notice is filed:

		None

	3.	Number of shares of Common Stock, par value $.01 per share,
registered 			during the fiscal year for which this notice is filed
other than pursuant to 			Rule 24f-2:

		138,111

		4.	Number and dollar amount of shares of Common Stock, par
value $.01 per 		share, sold during the fiscal year for which this
notice is filed:*

			Shares:  669,713		Dollar Amount:  $ 21,215,202


SEC
October 10, 1995
Page 2


		5.	Number and dollar amount of shares of Common Stock, par
value $.01 per 		share, sold during the fiscal year for which this
notice is filed in reliance 			upon registration pursuant to Rule
24f-2:

			Shares:  669,713		Dollar Amount:  $21,215,202


	Enclosed is an opinion of counsel required by Rule 24f-2(b)(1).

	Please acknowledge receipt of this letter and it enclosures by stamping the enclosed copy hereof and returning it in the self-addressed envelope provided for your convenience.

	Very truly yours,

	SALOMON BROTHERS
	OPPORTUNITY FUND INC



	By: _____________________
	Alan M. Mandel, Treasurer





________________
*No filing fee is required pursuant to Rule 24f-2(c) inasmuch as the actual aggregate sale price for which the 669,713 shares reported hereunder were sold of $21,215,202 was less than $30,551,387, the actual aggregate redemption price of shares of the same class redeemed during the fiscal year ended August 31, 1995.












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